Note N - Employee Benefits (Details Textual) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Cost	$ 340	$ 290	$ 288
Employee Stock Ownership Plan (ESOP), Shares in ESOP	361,584	350,170
Cash Surrender Value of Life Insurance	$ 26,633
Deferred Compensation Plan Assets	2,042
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	6,740	$ 6,328
Defined Benefit Plan, Benefit Obligation	2,776	3,007
Proceeds from Life Insurance Policy	2,107
Insurance Settlements Receivable	1,993
Life Insurance, Corporate or Bank Owned, Change in Value	3,586
Gain on Bank Owned Life Insurance Policies	514
Other Assets [Member]
Insurance Settlements Receivable	1,993
Supplemental Retirement Plans [Member]
Defined Contribution Plan, Cost	$ 490	$ 399	$ 338